Note 4 - Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Time deposits	$ 3,080	$ 2,437
Savings and checking accounts	7,434	29,803
Money market funds	169	165
Petty cash	13	9
Total	$ 10,696	$ 32,414